Contingent Liabilities, Liens And Guarantees (Sale Of Subsidiary) (Details)	12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended		1 Months Ended		13 Months Ended
	Dec. 31, 2012 ST Ltd. [Member] USD ($)	Jun. 13, 2011 Leonardo L.P. [Member] USD ($)	Jun. 13, 2011 Leonardo L.P. [Member] ILS	Dec. 31, 2012 Leonardo L.P. [Member] USD ($)	Dec. 31, 2011 Leonardo L.P. [Member] USD ($)	Jun. 13, 2011 Company [Member] USD ($)	Jun. 13, 2011 Company [Member] ILS	Dec. 31, 2012 Company [Member] USD ($)	Dec. 31, 2012 Company [Member] ILS	Dec. 31, 2012 Telematics Wireless Ltd. [Member] Escrow Amount [Member] USD ($)	Feb. 10, 2011 Sale Of Subsidiary [Member] USD ($)	Dec. 21, 2009 Sale Of Subsidiary [Member] USD ($)	Dec. 31, 2008 Sale Of Subsidiary [Member] USD ($)	Oct. 31, 2011 Sale Of Subsidiary [Member] USD ($)	Feb. 10, 2011 Sale Of Subsidiary [Member] Adjustment Escrow Amount [Member] USD ($)	Oct. 31, 2011 Sale Of Subsidiary [Member] Adjustment Escrow Amount [Member] USD ($)	Jan. 31, 2008 Sale Of Subsidiary [Member] Adjustment Escrow Amount [Member] USD ($)	Oct. 31, 2011 Sale Of Subsidiary [Member] Escrow Amount [Member] USD ($)	Jan. 31, 2008 Sale Of Subsidiary [Member] Escrow Amount [Member] USD ($)	Jan. 31, 2008 Sale Of Subsidiary [Member] Telematics Wireless Ltd. [Member] USD ($)
Contingent Liabilities, Liens And Guarantees [Line Items]
Proceeds from sale of shareholdings																				$ 80,000,000
Escrow deposits					22,400,000					7,500,000				4,900,000			5,000,000		7,500,000
Purchase price adjustment, purchaser claim amount													10,000,000
Purchase price adjustment, amount recognized													3,000,000
Purchase price adjustment, arbitrator amount											4,400,000
Escrow deposit disbursements		12,200,000	49,700,000			7,400,000	32,200,000											3,000,000
Escrow account surplus release ratio		60.00%	60.00%
Other non-operating expense associated with litigation				14,700,000
Amount presented as capital notes				5,900,000
Amount presented as capital notes, adjustment				600,000
Amount required to be paid by arbitrator		22,400,000	81,900,000
Escrow deposit disbursements to purchaser																4,400,000
Escrow deposit disbursements, including interest															572,000
Escrow deposit disbursements, including interest, to purchaser																4,650,000
Escrow deposit dispursements, interest on deposit received								260,000	1,000,000
Damages sought by purchaser	10,300,000											4,300,000
Damages sought by purchaser although no damages were incurred												$ 4,300,000